Note 14 - Derivative Financial Instruments - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Cash flows arising from investing activities	$ 478	$ (0)	$ (0)
Cash flows arising from financing activities	(3,458)	4,026	(1,058)
Gold loan agreement [member]
Statement Line Items [Line Items]
Cash flows arising from financing activities	(3,698)	2,752	0
Call option [member]
Statement Line Items [Line Items]
Cash flows arising from financing activities, proceeds	0	208	0
Call options acquisitions [member]
Statement Line Items [Line Items]
Cash flows arising from financing activities, proceeds	(176)	0	0
Cap and collar options and call options [member]
Statement Line Items [Line Items]
Cash flows arising from financing activities, proceeds	416	0	0
Gold ETF [member]
Statement Line Items [Line Items]
Cash flows arising from financing activities	0	$ 1,066	$ (1,058)
Put option [member]
Statement Line Items [Line Items]
Cash flows arising from investing activities	$ 478